Financial instruments	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
26. Financial instruments
Capital risk management
The capital structure of the Group comprises of cash and cash equivalents, a Revolving Credit Facility (RCF) and total equity attributable to the owners of the parent. The RCF of £200m was entered into in February 2019 with an initial term of three years and has a £100m additional accordion option. The Company exercised the option for a two year extension on 17 December 2020 such that on 7 January 2021, the Company received approval from all syndicate banks, extending the expiry of the facility to 31 January 2024). The Group maintains a capital structure with the following objectives:
–    to protect the ability of the Group to continue as a going concern and maintain sufficient available resources as protection for unforeseen events;
–    to provide flexibility of resource for strategic growth and investment where opportunities arise; and
–    to provide reasonable returns to shareholders whilst maintaining a limited level of risk.
As part of achieving these objectives the Group identifies the principal financial risk exposures that are created by the Group’s financial instruments and monitors them on a regular basis. These are considered to be foreign currency risk (a component of market risk), credit risk and liquidity risk.
Where appropriate the Group uses financial derivatives to help mitigate the key risks, the use of which is governed by the Group’s policies approved by the Board of Directors. The Group does not enter into or trade financial instruments, including derivative financial instruments, for speculative purposes.
Foreign currency risk
This is the risk that a change in currency rates causes an adverse impact on the Group’s performance or financial position.
The Group has transactions denominated in various currencies with the principal currency exposure being fluctuations in US Dollars (USD), Euros, Japanese Yen and Chinese Renminbi (RMB). Collectively these currencies make up approximately
90
% of the Group’s revenue and cash inflows. Whilst a large portion of the manufacturing and research and development costs are USD and RMB, giving a natural offset against the currency inflows, the majority of administration costs remain as Sterling leaving an overall net currency inflow in the Group’s cash flows.
This remaining currency exposure is centrally managed with the objective being to secure a level of certainty of Sterling value for up to
90
% of the future net exposure based on forecast cash flows expected to occur up to
18
months ahead. The Group uses forward currency contracts to achieve this objective and applies hedge accounting where applicable. Foreign currency forward contracts are valued using quoted forward exchange rates and yield curves matching maturities of the contracts.
No hedges were designated as ineffective in the year ended 31 December 2022.

The Group’s open forward currency contracts and their maturity profile as at the period / year end is as follows:

	31 December 2022		31 December 2021
Outstanding contracts	Average rate	Foreign currency million	Average rate	Foreign currency million
Sell US Dollars
Less than 3 months	1.21	$3.2	—	—
3 to 6 months	1.18	$6.6	1.36	$0.2
7 to 12 months	1.18	$5.3	—	—

	1.19	$15.1	1.36	$0.2

Sell Euros
Less than 3 months	1.15	€9.9	1.16	€8.2
3 to 6 months	1.15	€7.8	1.16	€6.9
7 to 12 months	1.13	€6.3	1.17	€5.9
13 to 18 months	—	€—	—	—

	1.15	€24.0	1.16	€21.0

Sell Yen
Less than 3 months	159.86	¥431.1	150.88	¥461.0
3 to 6 months	159.87	¥427.5	152.58	¥452.2
7 to 12 months	157.59	¥310.7	151.73	¥296.0
13 to 18 months	—	¥—	—	—

	159.25	¥1,169.3	151.72	¥1,209.2

Sell Chinese Renminbi
Less than 3 months	8.27	¥35.6	9.03	¥24.5
3 to 6 months	8.18	¥22.3	8.99	¥17.2
7 to 12 months	8.19	¥16.5	8.85	¥16.6

	8.22	¥74.4	8.96	¥58.3

At 31 December 2022, the fair value of contracts held as cash flow hedges is a net liability of £0.1m (31 December 2021: net asset of
£0.2m).
The movement recognised in other comprehensive income / (expense) in the period:

	Year ended 31 December 2022	Year ended 31 December 2021	Six months ended 31 December 2020	Year ended 30 June 2020
	£m	£m	£m	£m
(Loss) / gain in the year / period	(0.6)	(0.1)	1.5	0.7
Recycled to profit and loss	0.2	—	(0.4)	—

(Loss) / gain recognized in other comprehensive income / (expense)	(0.4)	(0.1)	1.1	0.7

Currency risk sensitivity analysis
The following table shows the sensitivity of the Group’s financial instruments to changes in exchange rates by detailing the impact on profit and other comprehensive income of a 10% change in the Sterling exchange rate against the relevant foreign currencies.
10% represents management’s assessment of a reasonably possible change in foreign exchange rates over a 12 month period.

The sensitivity analysis below only includes financial instruments denominated in non-functional currency and forward currency contracts outstanding at the reporting date and represents the impact of an immediate change in Sterling against other currencies.

	US Dollar currency impact		Euro currency impact		Yen currency impact		RMB currency impact
	+10%	-10%	+10%	-10%	+10%	-10%	+10%	-10%
	£m	£m	£m	£m	£m	£m	£m	£m
31 December 2022
Income statement	0.5	(0.6)	0.5	(0.6)	0.3	(0.4)	0.2	(0.2)
Other comprehensive income	1.1	(1.4)	1.4	(1.8)	0.5	(0.6)	0.8	(1.0)

31 December 2021
Income statement	1.1	(1.3)	0.4	(0.5)	0.4	(0.5)	0.3	(0.3)
Other comprehensive income	—	—	1.3	(1.5)	0.4	(0.5)	0.3	(0.4)
The sensitivity analysis is limited to the period / year end exposure and therefore does not reflect the exposure and inherent risk during the year.
Liquidity risk
This is the risk that the Group will have insufficient funds available in the right currency to settle its obligations as they fall due.
The Group generates funds from operational activities in excess of its operational requirements and has substantial cash balances available for its current investment activities.
The Board reviews the funding requirement of the Group as part of the budgeting and long-term planning processes and considers as necessary alternative possible sources of funding where the requirement is not satisfied by the Group’s forecast operational cash generation.
The Group manages liquidity risk by maintaining an adequate level of easily accessible cash reserves, in a currency profile representative of the Group’s cost base and matching customer and supplier terms where possible. The Group also has access to daily currency trading facilities which provides the ability to convert currency within the agreed settlement limits as required.
On
7
 March 2023, the Group replaced its existing RCF which was due to expire on January 31 2024. The new RCF has a term of 4 years, with the option to extend for one further year, for an amount of £300m and with no accordion option. The amount of £120m drawn down on the previous RCF was rolled forward into the new facility. See note 31 for further details.
The maturity profile of financial liabilities shown below represents the Group’s gross expected contractual cash flows.

	Less than 1 year	Between 2 and 5 years	Over five years	Total
	£m	£m	£m	£m
31 December 2022
Trade and other payables	55.3	—	—	55.3
Borrowings	120.0	—	—	120.0
Lease liabilities	10.7	40.0	67.7	118.4
Derivative financial instruments	50.1	—	—	50.1

31 December 2021
Trade and other payables	46.0	—	—	46.0
Borrowings	120.0	—	—	120.0
Lease liabilities	11.1	47.0	64.0	122.1
Derivative financial instruments	32.4	—	—	32.4
The Group holds sufficient funds to meet these commitments as they fall due.
Credit risk
This refers to the risk that a counterparty will default on its contractual obligations resulting in financial loss to the Group.

The Group is exposed to credit risk on its financial assets; however, there is not deemed to be a significant exposure due to the nature of its customer base and the types of transaction that are undertaken.
Trade receivables consist of a large number of customers spread globally with the majority being in economically strong geographies. The Group’s customer base is predominantly government-funded institutions, pharmaceutical companies conducting research, and local distributors. The perceived risk of default is deemed to be low.
Further information on the Group’s trade receivable ageing and impairment can be found in note 19.
The Group generates significant levels of operational cash. Cash in excess of local operational requirements is remitted and managed centrally. Exposure to counterparty default risk is managed by limiting the concentration of funds and contracts held with individual financial institutions and ensuring funds are only placed with institutions or in products rated BBB- or above by Standard & Poor’s.
Interest rate risk
This refers to the risk that a potential change in interest rates will increase the group’s exposure to greater net finance costs and increased cash outflows in servicing debt. The Group is exposed to fluctuations in interest rates on its cash, cash equivalents and borrowings.
The Group’s interest rate risk consists of:

•
Floating interest rate risk, arising on any drawings under the RCF. Changes in floating interest rates affect finance expense and cash flows. Interest rates are set with reference to market interest rates such as SONIA; and

•
interest rate risk associated with the Group’s cash deposits. The Group’s overall objective with respect to holding these deposits is to maintain a balance between security of funds, accessibility and competitive rates of return.

Exposure to interest rate risk is managed through optimizing the return on surplus funds, whilst maintaining sufficient liquidity to manage operating cash flows, as well as regular monitoring of debt levels and the cost of servicing these.
A 1% increase in the interest rates would have increased annual finance costs by £1.0m (2021: £0.6m). A 1% decrease would have decreased annual finance costs by £1.0m (2021: £1.2m).
Categories of financial instruments

	31 December 2022	31 December 2021*
	£m	£m
Financial instruments held at amortized cost
Trade receivables	67.0	33.2
Other receivables	3.4	16.1
Cash and cash equivalents	89.0	95.1
Trade and other payables	(55.3)	(46.0)
Borrowings	(120.0)	(120.0)
Lease liabilities	(104.3)	(110.5)

Financial instruments held at fair value
Derivative financial instruments	(0.3)	0.3
Investment	3.2	3.5

*	See note 29 for details related to the measurement period adjustment to the accounting for the acquisition of BioVision.
The Directors consider there to be no material difference between the carrying value and the fair value of the financial instruments classified as held at amortized cost. For the items classified as held at fair value, the fair value is recognized on the balance sheet as the carrying amount.

Financial instruments held at fair value
Financial instruments that are measured at fair value are classified using a fair value hierarchy that reflects the source of inputs used in deriving the fair value. The three classification levels are:

•	Level 1: quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2: inputs other than quoted prices included within Level 1 that are observable for the asset or li ability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

•	Level 3: inputs for the asset or liability that are not based on observable market data (unobservable market inputs).
The following table presents the Group’s assets and liabilities carried at fair value by valuation method.

	Level 1 £m	Level 2 £m	Level 3 £m	Total £m
31 December 2022
Assets
Derivative financial instruments	—	0.5	—	0.5
Investment	0.7	—	2.5	3.2

	0.7	0.5	2.5	3.7

Liabilities
Derivative financial instruments	—	(0.8)	—	(0.8)

	—	(0.8)	—	(0.8)

31 December 2021
Assets
Derivative financial instruments	—	0.5	—	0.5
Investment	1.0	—	2.5	3.5

	1.0	0.5	2.5	4.0

Liabilities
Derivative financial instruments	—	(0.2)	—	(0.2)

	—	(0.2)	—	(0.2)

Level 1 investments comprise listed equity securities in Plexbio, Inc. Further information is included in note 16.
Level 2 derivative financial instruments comprise forward foreign exchange contracts. The fair value is remeasured on a monthly basis with reference to available forward market rates and comparative instrument pricing.
Level 3 investments comprise non-listed equity securities in respect of a 13% stake in Brickbio, Inc. and, for the year ended 31 December 2021, and onwards, includes a 14% stake in Somaserve Limited. The fair value is determined to be equal to the carrying amount of the investment and is reviewed periodically based on information available about the performance of the underlying business.